Contingencies (Details)			1 Months Ended	3 Months Ended	9 Months Ended
	Jan. 25, 2021 CNY (¥)	Nov. 26, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 CNY (¥) item	Mar. 31, 2022 USD ($) item	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 USD ($)
Disclosure of contingent liabilities [line items]
Minimum total tax payment committed to local government		¥ 965,000,000
Taxation commitment for year one					¥ 175,000,000
Provision made							¥ 0
Settlement made				¥ 50,000,000
Lawsuit regarding employees' compensation dispute
Disclosure of contingent liabilities [line items]
Provision made | $								$ 1,250,000
Settlement made			¥ 8,090,000		¥ 8,090,000	$ 1,250,000
Lawsuit relating to intellectual property ("IP") dispute
Disclosure of contingent liabilities [line items]
Number of legal proceedings | item					2	2
Number of suppliers relating to dispute | item					2	2
Lawsuit relating to intellectual property ("IP") dispute | Forecast
Disclosure of contingent liabilities [line items]
Taxation commitment for year one	¥ 160,000,000